UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Sales	$ 427		$ 3,087	$ 45,900
Cost of Sales	312	9,180	437	43,040
Gross Profit	115	(9,180)	2,650	2,860
Expenses
General and Administrative	58,231	48,288	113,737	131,781
Interest Expense	2,218	72,140	55,372	160,223
Total Expenses	60,449	120,428	169,109	292,004
Other (Income) and Expenses
Gain on Conversion Feature of Preferred Shares		(2,573,744)		(10,271,736)
(Gain) Loss on Derivative	19,806	(120)	(6,922)	30,552
Write Off of Liabilities	(3,503,530)		(6,550,616)
Total Other (Income) and Expenses	(3,483,724)	(2,573,864)	(6,557,538)	(10,241,184)
Income from Operations Before Provision for Taxes	3,423,390	2,444,256	6,391,079	9,952,040
Provision for Taxes
Net Income for the Period	$ 3,423,390	$ 2,444,256	$ 6,391,079	$ 9,952,040
Weighted Average Number of Common Shares Outstanding - Basic and Diluted (in shares)	63,909,685	4,487,438	62,349,034	4,481,789
Net (Income) Loss Per Common Share - Basic and Diluted (in dollars per share)	$ 0.05	$ 0.54	$ 0.10	$ 2.22